Cover	Nov. 09, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2020
Entity Registrant Name	ROCKWELL MEDICAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-23661
Entity Tax Identification Number	38-3317208
Entity Addresses [Line Items]
Entity Address, Address Line One	30142 S. Wixom Avenue
Entity Address, City or Town	Wixom
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48393
City Area Code	248
Local Phone Number	960-9009
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	RMTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001041024
Amendment Flag	false
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	411 Hackensack Avenue, Suite 501
Entity Address, City or Town	Hackensack
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07601